Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details)	Mar. 31, 2023 Y $ / shares	Mar. 30, 2023 Y $ / shares	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y
Measurement Input, Share Price [Member]
Fair Value Measurements
Derivative liability, measurement input	20.80	12.68
Measurement Input, Expected Term [Member]
Fair Value Measurements
Derivative liability, measurement input | Y	5.0	5.0
Measurement Input, Price Volatility [Member]
Fair Value Measurements
Derivative liability, measurement input	40	40
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements
Derivative liability, measurement input	3.69	3.75
DiamondHead Holdings Corp. | Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Derivative liability, measurement input			0
DiamondHead Holdings Corp. | Measurement Input, Exercise Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Derivative liability, measurement input			11.50	11.50
DiamondHead Holdings Corp. | Measurement Input, Share Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Derivative liability, measurement input			10.05	9.74
DiamondHead Holdings Corp. | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Derivative liability, measurement input | Y			5.00	4.82
DiamondHead Holdings Corp. | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Derivative liability, measurement input			0.40	0.12
DiamondHead Holdings Corp. | Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Derivative liability, measurement input			0.041	0.013